Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Number of Shares of Common Stock Issued and Outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2010, 2011 and 2012 have resulted from the following:

Number of shares
Balance at March 31, 2009	1,004,535,364
Exercise of stock acquisition rights	36,100

Balance at March 31, 2010	1,004,571,464
Exercise of stock acquisition rights	65,200

Balance at March 31, 2011	1,004,636,664
Exercise of stock acquisition rights	1,500

Balance at March 31, 2012	1,004,638,164

Other Comprehensive Income

Other comprehensive income for the fiscal years ended March 31, 2010, 2011 and 2012 were comprised of the following:

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2010:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	74,501	(22,469)	33,502
Less : Reclassification adjustment included in net income	(1,896)	661	(1,235)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding gains arising during the period	2,040	(415)	1,625
Less : Reclassification adjustment included in net income	(566)	489	(77)
Pension liability adjustment*	45,767	(22,074)	23,720
Foreign currency translation adjustments —
Translation adjustments arising during the period	4,583	(22)	4,561
Less : Reclassification adjustment included in net income	2,289	—	2,289

Other comprehensive income	126,718	(43,830)	64,385

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2011:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(42,311)	12,996	(25,445)
Less : Reclassification adjustment included in net income	21,548	(8,104)	13,444
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(662)	52	(610)
Less : Reclassification adjustment included in net income	(785)	(158)	(943)
Pension liability adjustment*	3,164	(6,463)	(3,176)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(118,840)	1,256	(117,584)
Less : Reclassification adjustment included in net income	(832)	—	(832)

Other comprehensive income (loss)	(138,718)	(421)	(135,146)

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2012:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	28,712	(10,162)	12,369
Less : Reclassification adjustment included in net income	3,417	(1,240)	2,177
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(177)	(70)	(247)
Less : Reclassification adjustment included in net income	911	(125)	786
Pension liability adjustment*	(29,239)	(3,934)	(34,668)
Foreign currency translation adjustments —
Translation adjustments arising during the period*	(32,640)	74	(32,961)
Less : Reclassification adjustment included in net income	14,655	—	14,655

Other comprehensive income (loss)	(14,361)	(15,457)	(37,889)

*	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.